GOODWILL AND INTANGIBLE ASSETS (Schedule of Principal Development Projects) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	$ 4,475	$ 6,771
Premier Instruments for A1c and haemoglobinopathies testing [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	1,904	2,538
HIV Screening Rapid Test [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	379	1,488
COVID tests [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	1,378	1,320
Autoimmune Smart Reader [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	82	550
Mid-tier haemoglobins instrument [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	484	303
Tri-stat point-of-care instrument [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	163	245
Uni-Gold Raw Material Stabilisation [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	42	144
Other Projects [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	$ 43	$ 183